Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of RSUs activity under the Share Incentive Plan
The following table summarizes the Company’s RSUs activity under the 2015 Share Incentive Plan and 2019 Share Incentive Plan:

	Number of RSUs	Weighted average grant date fair value	Weighted average remaining contractual life
		(US$)	(Years)
Unvested, January 1, 2020	735,476	4.7523	3.02
Granted	2,363,000	4.2912
Vested	(1,819,726)	4.1359
Forfeited	—	—

Unvested, December 31, 2020	1,278,750	4.7774	2.68

Summary of Share-based Compensation Expenses Relating to RSUs Recognized
Total share-based compensation expenses relating to RSUs and options granted to employees recognized for the years ended December 31, 2018, 2019 and 2020 were as follows:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Cost of revenues	707	365	2,443	374
Sales and marketing expenses	1,932	743	10,883	1,668
General and administrative expenses	11,606	8,520	14,453	2,215
Research and development expenses	8,055	5,119	27,078	4,150

	22,300	14,747	54,857	8,407